Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Goods	¥ 4,887	¥ 3,455
Total Inventories	¥ 4,887	¥ 3,455